Document and Entity Information	Oct. 07, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 07, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Oct. 07, 2015
Document Effective Date	Oct. 07, 2015
Prospectus Date	Feb. 27, 2015
BP Capital TwinLine Energy Fund | Class A
Prospectus:
Trading Symbol	BPEAX
BP Capital TwinLine Energy Fund | Class I
Prospectus:
Trading Symbol	BPEIX
BP Capital TwinLine Energy Fund | Class C
Prospectus:
Trading Symbol	BPECX
BP Capital TwinLine MLP Fund | Class A
Prospectus:
Trading Symbol	BPMAX
BP Capital TwinLine MLP Fund | Class I
Prospectus:
Trading Symbol	BPMIX
BP Capital TwinLine MLP Fund | Class C
Prospectus:
Trading Symbol	BPMCX